UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
March 12, 2025 to December 1, 2025

Commission File Number	Registrant; Address; and Telephone Number	Central Index Key Number
333-283875	CLECO SECURITIZATION II LLC	0002047628
	(Exact name of issuing entity as specified in its charter)

	Vincent M. Sipowicz: 318-484-7512
	(Name and telephone number, including area code, of the person to contact in connection with this filing)

	505 Cleco Drive, Office Number 17, Pineville, Louisiana 71360
	318-484-4123
	Louisiana (State of organization of the Issuing entity)
	33-2327335 (I.R.S. Employer Identification No.)
1-05663	CLECO POWER LLC	0000018672
	(Exact name of depositor and sponsor as specified in its charter)
	2030 Donahue Ferry Road, Pineville, Louisiana 71360
	318-484-7400
	Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2025-A Senior Secured Energy Transition Bonds, Tranche A-1	☐	☐	☒
Series 2025-A Senior Secured Energy Transition Bonds, Tranche A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is November 28, 2025.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated March 5, 2025, of Cleco Securitization II LLC (Issuing Entity) relating to the Series 2025-A Senior Secured Energy Transition Bonds (Bonds) filed with the U.S. Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933, as amended, on March 7, 2025.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 1, 2025, distribution date.

The following items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 1A. Asset-Level Information.

•Item 1B. Asset Representations Reviewer and Investor Communication.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

Item 5. [Reserved]

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 4. Defaults Upon Senior Securities.

•Item 6. Significant Obligors of Pool Assets.

•Item 7. Change in Sponsor Interest in the Securities.

•Item 8. Significant Enhancement Provider Information.

•Item 9. Other Information

Item 10. Exhibits

Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

EXHIBIT NUMBER	DESCRIPTION	SEC FILE OR REGISTRATION NUMBER	REGISTRATION STATEMENT OR REPORT	EXHIBIT NUMBER
3.1	Articles of Organization of Cleco Securitization II LLC, dated as of November 21, 2024.	333.283875	SF-1(12/17/24)	3.1
3.2	Limited Liability Company Operating Agreement of Cleco Securitization II LLC, dated as of November 21, 2024.	333.283875	SF-1(12/17/24)	3.2
4.1	Indenture between Cleco Securitization II LLC and The Bank of New York Mellon Trust Company, National Association, as Trustee (including the form of the Energy Transition Bonds and the Series Supplement), dated as of March 12, 2025.	333-283875	8-K(3/12/25)	4.1
4.2	Series Supplement between Cleco Securitization II LLC and The Bank of New York Mellon Trust Company, National Association, as Trustee, dated as of March 12, 2025.	333-283875	8-K(3/12/25)	4.2
10.1	Energy Transition Property Servicing Agreement between Cleco Securitization II LLC and Cleco Power LLC, as Servicer, dated as of March 12, 2025.	333-283875	8-K(3/12/25)	10.1
10.2	Energy Transition Property Sale Agreement between Cleco Securitization II LLC and Cleco Power LLC, as Seller, dated as of March 12, 2025.	333-283875	8-K(3/12/25)	10.2
10.3	Administration Agreement between Cleco Securitization II LLC and Cleco Power LLC, as Administrator, dated as of March 12, 2025.	333-283875	8-K(3/12/25)	10.3
10.4	Intercreditor Agreement between Cleco Securitization II LLC, Cleco Power LLC, Cleco Securitization I LLC and The Bank of New York Mellon Trust Company, National Association, dated as of March 12, 2025.	333-283875	8-K(3/12/25)	10.4
*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated November 21, 2025

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	December 4, 2025		CLECO SECURITIZATION II LLC
(Issuing Entity)
By: Cleco Power LLC, as Servicer

		By:	/s/ Vincent M. Sipowicz
Vincent M. Sipowicz
Treasurer